Commitments and Contingencies - Involuntary Conversion of Property, Plant and Equipment - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Receivable from insurers	$ 6.5	$ 6.5
Lake Charles, LA facility [Member] | Insurance Claims [Member]
Loss Contingencies [Line Items]
Insurance recoveries	$ 20.8
Insurance proceeds		14.3
Insurance proceeds reflected in cash flows from operating activities		10.4
Insurance proceeds reflected in cash flows from investing activities		3.9
Cost of Sales [Member] | Lake Charles, LA facility [Member] | Insurance Claims [Member]
Loss Contingencies [Line Items]
Insurance recoveries		17.7
Insurance recoveries related to business interruption		$ 16.9